Variable Interest Entities (Details 14) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	$ 326,500	$ 286,800
Option ARMs [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	35,786	41,983
90 days past due and still accruing	0	0
Nonaccrual loans	10,788	10,973
Net loan charge-offs	2,305	2,287
Subprime [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	40,721	47,261
90 days past due and still accruing	0	0
Nonaccrual loans	15,456	19,505
Net loan charge-offs	3,598	7,123
Prime [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	143,764	171,547
90 days past due and still accruing	0	0
Nonaccrual loans	33,093	33,838
Net loan charge-offs	6,257	9,333
Commercial and other [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	106,245	24,799
90 days past due and still accruing	0	0
Nonaccrual loans	5,791	1,244
Net loan charge-offs	618	15
Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	326,516	371,442
90 days past due and still accruing	0	2,449
Nonaccrual loans	65,128	65,561
Net loan charge-offs	12,778	25,206
Option ARMs [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	35,800	42,000
Subprime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	40,700	47,300
Auto Loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	0	218
90 days past due and still accruing	0	0
Nonaccrual loans	0	1
Net loan charge-offs	0	4
Collateralized Credit Card Securities [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	0	84,626
90 days past due and still accruing	0	2,385
Nonaccrual loans	0	0
Net loan charge-offs	0	6,443
Student [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	0	1,008
90 days past due and still accruing	0	64
Nonaccrual loans	0	0
Net loan charge-offs	0	1
Prime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	143,800	171,500
Commercial and other [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	$ 106,200	$ 24,800